Average Annual Total Returns - Brandes Global Equity Fund	A 1 Year	A 5 Year	A 10 Year	C 1 Year	C 5 Year	C 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 5 Year	MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	(4.12%)	4.64%	5.30%	(0.05%)	5.08%	5.11%				1.97%	6.15%	6.16%	1.17%	5.35%	5.18%	1.61%	4.84%	5.00%	15.90%	12.19%	9.87%